Charges and Credits (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Charges and Credits [Abstract]
Store and facility closure and relocation costs	$ 2,381	$ 1,089	$ 637
Legal and professional fees and related reserves associated with the exploration of strategic alternatives, securities-related litigation and other legal matters	1,177	101	3,153
Indirect tax audit reserve	2,595	1,434	2,748
Executive management transition costs	0	234	1,506
Impairment from disposal	0	1,986	0
Employee severance	1,317	1,634	0
Write-off of capitalized software costs	5,861	0	0
Charges and credits	$ 13,331	$ 6,478	$ 8,044